Supplement Dated September 18, 2012
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULONE 2012
Lincoln VULONE 2005	Lincoln VULCV-IV
Lincoln VULONE

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdge® SVUL	Lincoln SVULONE

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULONE
Lincoln AssetEdge® VUL	Lincoln VULCV-IV
Lincoln VULONE 2005	Lincoln VULONE 2010
Lincoln VULDB-IV

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdge® SVUL	Lincoln SVULONE

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT – Sub-Accounts and Funds.  This section outlines several fund name changes, sub-adviser changes, and investment objectives for certain funds. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation

Effective September 21, 2012:

•	LVIP BlackRock Equity Dividend RPM Fund*
(sub-advised by BlackRock Investment Management LLC)
(formerly LVIP Wells Fargo Intrinsic Value Fund)
•	LVIP Columbia Small-Mid Cap Growth RPM Fund*
(sub-advised by Columbia Management Investment Advisers, LLC)
(formerly LVIP Turner Mid-Cap Growth Fund)
•	LVIP JPMorgan High Yield Fund
(formerly J.P. Morgan High Yield Fund)
•	LVIP JPMorgan Mid Cap Value RPM Fund*
(sub-advised by J.P. Morgan Investment Management Inc.)
(formerly LVIP Columbia Value Opportunities Funds
•	LVIP UBS Large Cap Growth RPM Fund*
(sub-advised by UBS Global Asset Management (Americas) Inc.)
(formerly LVIP Janus Capital Appreciation Fund)

Effective September 28, 2012:

•	LVIP Clarion Global Real Estate Fund
(sub-advised by CBRE CLARION SECURITIES LLC)
(formerly LVIP Cohen & Steers Global Real Estate Fund
•	LVIP SSgA Global Tactical Allocation RPM Fund*
(formerly LVIP SSgA Global Tactical Allocation Fund)
•	LVIP Templeton Growth RPM Fund*
(formerly LVIP Templeton Growth Fund)

* The Fund's RPM strategy is not a guarantee the Fund's shareholders may experience losses.  The Fund employs hedging strategies designed to manage overall portfolio volatility. The cost of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to un-hedged funds.

While there are no changes to the following funds, the descriptions of their investment objectives have been re-stated to more closely align with the way the objectives are stated in the underlying fund prospectuses.

Delaware VIP® Trust
•	Small Cap Value Series: Capital Appreciation
•	Smid Cap Growth Series: Long-Term Capital Appreciation

For additional information about the funds, please refer to the funds’ prospectuses.